VIA EDGAR

August 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended
June 30, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum
--------------------------
Peter Nussbaum

Enclosures

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parameter Capital Management, LLC
Address: 330 Madison Avenue, 6th Floor.
         New York, New York 10017



Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094


Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum        Stamford, Connecticut          August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 85*

Form 13F Information Table Value Total: $282,964
                                        -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-13297                     S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

NAME OF      TITLE OF            VALUE        SH                         INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER        CLASS     CUSIP   (X$1000) OR PRN AMOUNT SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE      SHARED      NONE
3M CO         Common  88579Y101   4,928       55,000     SH            Shared-Defined    1                55,000
AFFILIATED
 MANAGERS
 GROUP        Option  008252958   2,189       20,000            Put    Shared-Defined    1                20,000
AGCO CORP     Common  001084102   2,194       47,984     SH            Shared-Defined    1                47,984
ALLSTATE
 CORP         Common  020002101   2,105       60,000     SH            Shared-Defined    1                60,000
AMERICAN
 INTL
 GROUP INC    Common  026874784   1,925       60,000     SH            Shared-Defined    1                60,000
APARTMENT
 INVT &
 MGMT CO      Common  03748R101  11,042      408,500     SH            Shared-Defined    1               408,500
ASHLAND
 INC NEW      Common  044209104   2,079       30,000     SH            Shared-Defined    1                30,000
ASSOCIATED
 BANC
 CORP         Common  045487105   1,979      150,000     SH            Shared-Defined    1               150,000
AVALONBAY
 CMNTYS
 INC          Common  053484101   4,244       30,000            Call   Shared-Defined    1                30,000
AXIS
 CAPITAL
 HOLDINGS
 INV          Common  G0692U109   3,581      110,000     SH            Shared-Defined    1               110,000
BANCO
 BRADESCO
 S A          Common  059460303   2,082      140,000            Put    Shared-Defined    1               140,000
BANK NOVA
 SCOTIA
 HALIFAX      Common  064149107   1,296       25,000     SH            Shared-Defined    1                25,000
BOEING CO     Common  097023105   3,529       47,500     SH            Shared-Defined    1                47,500
BOEING CO     Option  097023905   3,715       50,000            Call   Shared-Defined    1                50,000
BRE
 PROPERTIES
 INC          Common  05564E106   2,001       40,000     SH            Shared-Defined    1                40,000
CAPITAL
 ONE FINL
 CORP         Common  14040H105   4,646       85,000     SH            Shared-Defined    1                85,000
CARLISLE
 COS INC      Common  142339100   2,651       50,000     SH            Shared-Defined    1                50,000
CATERPILLAR
 INC DEL      Common  149123101   3,396       40,000     SH            Shared-Defined    1                40,000
CATERPILLAR
 INC DEL      Option  149123901   1,698       20,000            Call   Shared-Defined    1                20,000
CBL & ASSOC
 PPTYS INC    Common  124830100   1,466       75,000     SH            Shared-Defined    1                75,000
CHUBB CORP    Common  171232101   2,330       32,000     SH            Shared-Defined    1                32,000
CITIGROUP
 INC          Common  172967424   3,426      125,000            Call   Shared-Defined    1               125,000
CME GROUP
 INC          Option  12572Q955   5,362       20,000            Put    Shared-Defined    1                20,000
COMMERCE
 BANCSHARES
 INC          Common  200525103   6,633      175,000     SH            Shared-Defined    1               175,000
CON-WAY
 INC          Common  205944101   1,264       35,000     SH            Shared-Defined    1                35,000
CYTEC INDS
 INC          Common  232820100   1,759       30,000     SH            Shared-Defined    1                30,000
DCT
 INDUSTRIAL
 TRUST INC    Common  233153105   2,835      450,000     SH            Shared-Defined    1               450,000
DDR CORP      Common  23317H102   5,344      365,000     SH            Shared-Defined    1               365,000
DEERE & CO    Common  244199105   6,065       75,000     SH            Shared-Defined    1                75,000
DELTA AIR
 LINES INC
 DEL          Common  247361702   1,862      170,000     SH            Shared-Defined    1               170,000
DOVER CORP    Common  260003108   2,949       55,000     SH            Shared-Defined    1                55,000
EASTMAN
 CHEM CO      Common  277432100   2,015       40,000     SH            Shared-Defined    1                40,000
EQUITY ONE    Common  294752100   1,590       75,000     SH            Shared-Defined    1                75,000
FIRST
 HORIZON
 NATL
 CORP         Common  320517105   1,127      130,300     SH            Shared-Defined    1               130,300
FRANKLIN
 RES INC      Option  354613951     755        6,800            Put    Shared-Defined    1                 6,800
GARDNER
 DENVER
 INC          Common  365558105   2,116       40,000     SH            Shared-Defined    1                40,000
HIGHWOODS
 PPTYS INC    Common  431284108   2,019       60,000     SH            Shared-Defined    1                60,000
HONEYWELL
 INTL INC     Common  438516106   1,117       20,000     SH            Shared-Defined    1                20,000
HOST
 HOTELS &
 RESORTS
 INC          Common  44107P104   3,955      250,000     SH            Shared-Defined    1               250,000
HUDSON
 CITY
 BANCORP      Common  443683107   8,576    1,346,300     SH            Shared-Defined    1             1,346,300
HUDSON
 CITY
 BANCORP      Option  443683907     125       19,700            Call   Shared-Defined    1                19,700
HUNTINGTON
 BANCSHARES
 INC          Common  446150104   4,160      650,000     SH            Shared-Defined    1               650,000
INVESCO
 LTD          Common  G491BT108   2,825      125,000     SH            Shared-Defined    1               125,000
INVESTMENT
 TECHNOLOGY
 GRP NE       Common  46145F105   3,496      380,000     SH            Shared-Defined    1               380,000
ISHARES TR    Common  464287739   3,199       50,000     SH            Shared-Defined    1                50,000
ISHARES TR    Option  464287905  11,948      150,000            Call   Shared-Defined    1               150,000
JOY GLOBAL
 INC          Common  481165108   1,418       25,000     SH            Shared-Defined    1                25,000
KENNAMETAL
 INC          Common  489170100   2,553       77,000     SH            Shared-Defined    1                77,000
KEYCORP
 NEW          Common  493267108   4,257      550,000     SH            Shared-Defined    1               550,000
KIMCO RLTY
 CORP         Common  49446R109   5,709      300,000     SH            Shared-Defined    1               300,000
KNIGHT
 TRANSN
 INC          Common  499064103   1,279       80,000     SH            Shared-Defined    1                80,000
LEAR CORP     Common  521865204   1,887       50,000     SH            Shared-Defined    1                50,000
LIBERTY
 PPTY TR      Common  531172104   1,474       40,000     SH            Shared-Defined    1                40,000
LINCOLN
 NATL
 CORP IND     Common  534187109   7,436      340,000     SH            Shared-Defined    1               340,000
MACK CALI
 RLTY CORP    Common  554489104   2,180       75,000     SH            Shared-Defined    1                75,000
MB
 FINANCIAL
 INC NEW      Common  55264U108   4,308      200,000     SH            Shared-Defined    1               200,000
METLIFE INC   Common  59156R108   7,250      235,000     SH            Shared-Defined    1               235,000
METLIFE INC   Option  59156R908   1,543       50,000            Call   Shared-Defined    1                50,000
MORGAN
 STANLEY      Common  617446448   2,480      170,000     SH            Shared-Defined    1               170,000
NASDAQ
 OMX
 GROUP INC    Common  631103108   1,814       80,000     SH            Shared-Defined    1                80,000
NORTHERN
 TR CORP      Common  665859104   5,062      110,000     SH            Shared-Defined    1               110,000
NORTHSTAR
 RLTY FIN
 CORP         Common  66704R100   2,871      550,000     SH            Shared-Defined    1               550,000
NYSE
 EURONEXT     Common  629491101   7,290      285,000     SH            Shared-Defined    1               285,000

NAME OF       TITLE OF            VALUE        SH                         INVESTMENT    OTHER        VOTING AUTHORITY
ISSUER         CLASS     CUSIP   (X$1000) OR PRN AMOUNT SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE      SHARED      NONE
PPG INDS INC   Common  693506107  3,184       30,000      SH            Shared-Defined    1               30,000
PRECISION
 CASTPARTS
 CORP          Common  740189105  4,935       30,000      SH            Shared-Defined    1               30,000
PRIMERICA
 INC           Common  74164M108  1,337       50,000      SH            Shared-Defined    1               50,000
PRUDENTIAL
 FINL INC      Common  744320102  5,812      120,000      SH            Shared-Defined    1              120,000
RAYMOND
 JAMES
 FINANCIAL
 INC           Common  754730109  4,280      125,000      SH            Shared-Defined    1              125,000
REGAL
 BELOIT
 CORP          Common  758750103  1,245       20,000      SH            Shared-Defined    1               20,000
ROCKWELL
 AUTOMATION
 INC           Option  773903909  3,303       50,000             Call   Shared-Defined    1               50,000
SELECT
 SECTOR
 SPDR TR       Common  81369Y605  4,386      300,000      SH            Shared-Defined    1              300,000
SL GREEN
 RLTY CORP     Common  78440X101  4,012       50,000      SH            Shared-Defined    1               50,000
SPDR S&P 500
 ETF TR        Common  78462F103  5,451       40,000      SH            Shared-Defined    1               40,000
SPDR SERIES
 TRUST         Option  78464A905  1,450       35,000             Call   Shared-Defined    1               35,000
STATE STR
 CORP          Common  857477103  4,464      100,000             Call   Shared-Defined    1              100,000
SUNTRUST
 BKS INC       Common  867914103  2,786      115,000      SH            Shared-Defined    1              115,000
TAUBMAN
 CTRS INC      Common  876664103  6,559       85,000      SH            Shared-Defined    1               85,000
TCF FINL
 CORP          Common  872275102  1,148      100,000             Call   Shared-Defined    1              100,000
TD
 AMERITRADE
 HLDG
 CORP          Option  87236Y908  1,783      104,900             Call   Shared-Defined    1              104,900
TEREX CORP
 NEW           Common  880779103  1,783      100,000      SH            Shared-Defined    1              100,000
U S G CORP     Common  903293405  2,096      110,000      SH            Shared-Defined    1              110,000
UNITED
 RENTALS
 INC           Common  911363109  2,570       75,500      SH            Shared-Defined    1               75,500
VALIDUS
 HOLDINGS
 LTD           Common  G9319H102  3,876      121,000      SH            Shared-Defined    1              121,000
WADDELL &
 REED FINL
 INC           Option  930059900  1,172       38,700             Call   Shared-Defined    1               38,700
WEBSTER
 FINL CORP
 CONN          Common  947890109  2,927      135,125             Call   Shared-Defined    1              135,125